Summary of Significant Accounting Policies (Details 6) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Concentration Risk [Line Items]
Revenue		$ 752,764	$ 569,946		$ 409,049
Percentage of revenue		100.00%	100.00%		100.00%
United States
Concentration Risk [Line Items]
Revenue		$ 399,596	$ 285,619		$ 173,967
Percentage of revenue		53.00%	50.00%		43.00%
United Kingdom
Concentration Risk [Line Items]
Revenue		$ 182,904	$ 173,584		$ 146,562
Percentage of revenue		24.00%	30.00%		36.00%
European Union
Concentration Risk [Line Items]
Revenue		$ 125,547	$ 92,566		$ 78,491
Percentage of revenue		17.00%	16.00%		19.00%
Israel
Concentration Risk [Line Items]
Revenue		$ 2,746	$ 1,806		$ 1,357
Percentage of revenue	[1]
Other
Concentration Risk [Line Items]
Revenue		$ 41,971	$ 16,371		$ 8,672
Percentage of revenue		6.00%	3.00%	[1]	2.00%	[1]

[1]	Less than 1%